Average Annual Total Returns - Equity and Income Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper Mixed-Asset Target Allocation Growth Funds Index 1 Year	Lipper Mixed-Asset Target Allocation Growth Funds Index 5 Years	Lipper Mixed-Asset Target Allocation Growth Funds Index 10 Years
Total	Aug. 03, 1960	13.48%	4.98%	8.10%	11.66%	3.40%	6.65%	8.93%	3.63%	6.29%	Jul. 06, 1993	18.23%	5.41%	8.06%	Oct. 01, 2002	19.65%	5.90%	8.42%	Dec. 22, 2004	20.37%	6.44%	8.98%	Jun. 01, 2010	20.44%	6.50%	9.05%	[1]	Sep. 24, 2012	20.44%	6.59%	9.02%	[2]	26.54%	8.29%	11.80%	9.71%	3.23%	3.96%	21.10%	7.25%	8.80%

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	Performance shown prior to the inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.